Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Lease liabilities [abstract]
Schedule of Lease Liabilities
	Consolidated
	June 30, 2023	December 31, 2022	June 30, 2023
	AUD$	AUD$	$
	Unaudited	Audited	Unaudited
Current	241,322	333,850	159,922
Non-current	110,036	95,403	72,920
Lease liability	351,358	429,253	232,842